Purchases and other expenses - Other liabilities - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Purchases and other expenses [abstract]
Other liabilities in the opening balance	€ 2,250	€ 2,456	€ 2,138
Business related variations	190	(166)	267
Changes in the scope of consolidation	12	16	18
Translation adjustment	4	(2)	(7)
Reclassifications and other items	(8)	(54)	40
Reclassification to assets held for sale	0	0	0
Other liabilities in the closing balance	€ 2,448	€ 2,250	€ 2,456